Financial Instruments And Risk Management (Commodity Price Positions) (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended								12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 NYMEX Fixed Price 2012 [Member] MMcf	Dec. 31, 2012 NYMEX Fixed Price 2013 [Member] MMcf	Dec. 31, 2012 NYMEX Fixed Price 2015 [Member] MMcf	Dec. 31, 2012 Options [Member]	Dec. 31, 2012 Natural Gas Contracts Basis Contracts [Member]		Dec. 31, 2012 Other Financial Positions [Member]	Dec. 31, 2012 Natural Gas [Member]	Dec. 31, 2012 Brent Fixed Price [Member] MBbls	Dec. 31, 2012 Crude Oil Contracts Basis Contracts [Member]	Dec. 31, 2012 Crude Oil [Member]		Dec. 31, 2012 Power [Member]	Dec. 31, 2012 Minimum [Member] Natural Gas Contracts Basis Contracts [Member]	Dec. 31, 2012 Minimum [Member] Crude Oil Contracts Basis Contracts [Member]
Commodity Price Position [Line Items]
Notional Daily Volumes			1,515.0	748.0	825.0						9.3
Term			2013	2014	2015	2013					2013					2013	2013
Average Price			4.39	4.22	4.37						108.22
Total Fair Value	$ 575	$ 2,040	$ 462	$ 51	$ 41	$ (3)	$ (14)	[1]	$ 2	$ 539	$ 4	$ 41	$ 45	[2]	$ (9)

[1]	Encana has entered into swaps to protect against widening natural gas price differentials between production areas in Canada. These basis swaps are priced using both fixed price differentials and differentials determined as a percentage of NYMEX.
[2]	Encana has entered into swaps to protect against widening oil price differentials between production areas in Canada and the U.S. These basis swaps are priced using fixed price differentials.